Income Taxes - Tax Credit Carryforward Table (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Tax Credit Carryforward [Line Items]
Uncertain tax positions		$ 1,287	$ 1,317	$ 1,456	$ 1,780
Foreign Tax Credits [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward	[1]	$ 2,665
Foreign Tax Credits [Member] | Earliest Tax Year [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward, expiration date		Dec. 31, 2023
Foreign Tax Credits [Member] | Latest Tax Year [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward, expiration date		Dec. 31, 2028
Texas Margins Tax Credit [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward		$ 27
Tax credit carryforward, expiration date		Dec. 31, 2026

[1]	Net of $378 million uncertain tax position at December 31, 2018.